FORM N-SAR
FOR REGISTERED
INVESTMENT COMPANIES
FOR FISCAL YEAR ENDING
12-31-00


GENERAL INFORMATION
1. A.     REGISTRANT NAME:  The
  Corporate Bond Trust B. File Number:
  811-2600
  C. Telephone Number:  201-352-3000
  D. Address:  1200 Harbor Boulevard
                 Weehawken, New Jersey  07087
2. SUMMARY OF THIS FILING:
  1X   12_ 23_  34_ 45_  56_  67_ 78_  89_
100  111  122
       _   _    _   _    _    _   _    _
__     X   X
  2X   13_ 24_  35_ 46_  57_  68_ 79_  90_
101  112  123
       _   _    _   _    _    _   _    _
__     X   X
  3X   14_ 25_  36_ 47_  58_  69_ 80_  91_
102  113  124
       _   _    _   _    _    _   _    _
__     X   X
  4X   15_ 26_  37_ 48_  59_  70_ 81_  92_
103  114  125
       _   _    _   _    _    _   _    _
__     X   X
  5X   16_ 27_  38_ 49_  60_  71_ 82_  93_
104  115  126
       _   _    _   _    _    _   _    _
__     X   X
  6X   17_ 28_  39_ 50_  61_  72_ 83_  94_
105  116  127
       _   _    _   _    _    _   _    _
__     X   __
7__  18_ 29_  40_ 51_  62_  73_ 84_  95_  106
                  117  128
       _   _    _   _    _    _   _    _
__     X   __
8__  19_ 30_  41_ 52_  63_  74_ 85_  96_  107
                  118  129
       _   _    _   _    _    _   _    _
__     X   __
9__  20_ 31_  42_ 53_  64_  75_ 86_  97_  108
                  119  130
       _   _    _   _    _    _   _    _
__     X   __
  10_  21_ 32_  43_ 54_  65_  76_ 87_  98_
  109  120  131 _   _    _    _   _    _    _    _    _  __   X    X
  11_  22_ 33_  44_ 55_  66_  77_ 88_  99_
  110  121  132 _   _    _    _   _    _    _    _    _  __   X    X


3. Is this the first filing on this form by Registrant?
N

Y/N
4. Is this the last filing on this form by Registrant?
N
Y/N

5. Is Registrant a small business investment company?
N

Y/N

6. Is Registrant a unit investment trust?
Y
Y/N

7. Is Registrant a series or multiple
portfolio company? N
Y/N

111. A.   Depositor  name:    PaineWebber
Incorporated
  B. SEC File Number (If any):     1-7367
  C. Location:    Weehawken, New Jersey
07087

112. A.   Sponsor  name:      PaineWebber
Incorporated
  B. SEC File Number (If any):     1-7367
  C. Location:    Weehawken, New Jersey
07087

113. A.   Trustee  name: NONE
  B. Location:    NONE


114. A.   Principal underwriter name:
PaineWebber Incorporated
  B. File Number :  8-16267
  C. Location:    Weehawken, New Jersey   07087

115. A.   Independent public accountant name:
NONE
  B. Location:    NONE

116. Family of investment companies information:
 A. Is Registrant part of a family of investment
                   companies?
N
Y/N

117. A.   Is Registrant a separate account of an
insurance company?                    N
Y/N

118. State the number of series existing at the
end of the period that had
 securities registered under the Securities Act
                     of 1933
0

119. State the number of new series for which
registration statements under
   the Securities Act of 1933 became effective
                   during the
period               0

120. State the total value of the portfolio
securities on the date of deposit for
  the new series included in item  119 ($000's
                    omitted)
$   0

121. State the number of series for which a
current prospectus was in existence
  at the end of  the period
0

122. State the number of existing series for
which additional units were
   registered under the Securities Act of 1933
                   during the
current period             0

123. State the total value of the additional
units considered in answering  item
              122 ($000's omitted)
                      $   0

124. State the total value of units of prior
series that were placed in the portfolios
 of subsequent series during the current period
                   (the value
of these units is to
 be measured on the date they were placed in the
                   subsequent
series)
                ($000's omitted)
                      $   0

125. State the total dollar amount of sales
loads collected (before reallowances
  to other brokers or dealers) by Registrant's
                    principal
underwriter and any
underwriter which is an affiliated person of the
                    principal
underwriter during
the current period solely from the sale of units
                     of all
series of Registrant
  ($000's omitted)
$    0
126. Of the amount shown in item 125, state the
total dollar amount of sales loads
  collected from secondary market operations in
                  Registrant's
units (include the
  sales loads, if any, collected on units of a
                  prior series
placed in the portfolio
  of a subsequent series.) ($000's omitted)
$    0



127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage
                   of NAV) in
each type of security shown,
the aggregate total assets at market value as of
                    a date at
or near the end of the current
   period of each such group of series and the
                  total income
distributions made by each such
    group of series during the current period
                   (excluding
distributions of realized gains, if any):


                           Numbe     Total
Total
                            r of    Assets
Income
                           Serie    ($000'    Distribu
                             s         s       tions
                           Inves    Omitte    ($000's
                            ting      d)      omitted)

A U.S. Treasury direct              $         $
 . issue

B U.S. Government agency            $         $
 .

C State and  municipal              $         $
 . tax-free

D Public utility debt               $         $
 .
E Brokers or dealers debt
 . or debt of                        $         $
  brokers' or dealers'
  parent

F All other corporate               $         $
 . intermed. & long term
  debt

G All other corporate               $         $
 . short-term debt
H Equity securities of
 . brokers or dealers or             $         $
  parents of brokers or
  dealers

I Investment company                $         $
 . equity securities

J All other equity                  $         $
 . securities

K Other securities                  $         $
 .
L Total assets of all               $         $
 . series of registrant



128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series
                  at the end
of the current
period insured or guaranteed by an entity other
                   than the
issuer?
Y/N

129. Is the issuer of any instrument covered in
item 128 delinquent or in default
 as to payment of principal or interest at the
                  end of the
current period?
Y/N

130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item
                  129 derived
from insurance or
  guarantees?
Y/N


131. Total expenses incurred by all series
of Registrant during the current
  reporting period ($000's omitted)
$     0


132. List the "811" (Investment Company Act of 1940) registration number for all Series of
 Registrant that are being included in this
                   filing:

   811-2600         811-2545       811-2435

For period ending (a)    12-31-00
File Number (c)     811-2600

This report is signed on behalf of the
registrant in the City of New York and State of
New York on the 21st day of February 2001.





                              The Corporate
                              Bond Trust
                              (Registrant)


Witness:  /s/ GERALDINE BANYAI
By:  /s/ ROBERT E. HOLLEY
        Geraldine Banyai
Robert E.
Holley
              Secretary
Senior Vice
President